Share-based compensation plans (Share options number and weighted average price) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercised	(145,895)	(1,136,331)
Stock Option Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning of year	259,958	1,396,289
Granted	0	0
Exercised	(145,895)	(1,136,331)
End of year	114,063	259,958
Weighted average exercisable price - beginning of year | $ / shares	$ 15.05	$ 14.73
Weighted average exercisable price for granted | $ / shares	0	0
Weighted average exercise price for exercised | $ / shares	14.87	14.66
Weighted average exercisable price - end of year | $ / shares	$ 15.27	$ 15.05
Exercisable	114,063	259,958
Options exercisable - Weighted average exercisable price | $ / shares	$ 15.27	$ 15.05
Performance Share Unit Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning of year	636,588	830,279
Granted	183,370	178,600
Settled	(236,434)	(368,636)
Forfeited	0	(4,930)
Dividends reinvested	1,133	1,275
End of year	584,657	636,588
Restricted Share Unit Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning of year	734,000	814,683
Granted	327,867	322,267
Settled	(293,551)	(380,273)
Forfeited	(11,826)	(24,148)
Dividends reinvested	1,469	1,471
End of year	757,959	734,000
Phantom Stock Option Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning of year	35,361	45,551
Granted	0	0
Forfeited	0	0
Exercised	(22,861)	(10,190)
End of year	12,500	35,361
Option price per share | $ / shares	$ 11.61
Options exercisable - Weighted average exercisable price | $ / shares	$ 11.61	$ 12.48
Phantom Restricted Share Unit Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning of year	25,560	28,000
Granted	9,121	9,096
Settled	(10,704)	(11,587)
Forfeited	0	0
Dividends reinvested	46	51
End of year	24,023	25,560
Bottom of range [Member] | Phantom Stock Option Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share | $ / shares		$ 15.27
Top of range [Member] | Phantom Stock Option Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share | $ / shares		$ 11.61
$15.27 [Member] | Stock Option Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
End of year	114,063
Weighted average exercisable price - end of year | $ / shares	$ 15.27
Exercisable	114,063
Option price per share | $ / shares	$ 15.27
Options outstanding - Weighted average remaining life	1 year 2 months 12 days
Options exercisable - Weighted average exercisable price | $ / shares	$ 15.27